                                                    Registration Nos.: 33-12109
                                                                       811-5030


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ x ]

              Pre-Effective Amendment No.                                 [   ]
              Post-Effective Amendment No. 35                             [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ x ]

              Amendment No. 36                                            [ x ]

                              LIBERTY FUNDS TRUST V

               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111

                    (Address of Principal Executive Offices)

                                 (617) 426-3750

              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:        Copy to:

Jean S. Loewenberg, Esquire                   John M. Loder, Esquire
Liberty Funds Group                           Ropes & Gray
One Financial Center                          One International Place
Boston, Massachusetts 02111                   Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[   ]           Immediately upon filing pursuant to paragraph(b).
[ x ]           On October 31, 2002 pursuant to paragraph(b).
[   ]           60 days after filing pursuant to paragraph(a)(1).
[   ]           On (date) pursuant to paragraph(a)(1) of Rule 485.
[   ]           75 days after filing pursuant to paragraph(a)(2).
[   ]           On (date) pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

[ x ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A and Part B of this Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (being Amendment No. 36 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended), are incorporated by reference to Part A and Part B, respectively, of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (being Amendment No. 34 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended), as filed with the Securities and Exchange Commission on July 15, 2002 (Registration Nos. 33-12109 and 811-5030; Accession No. 0000950135-02-003324).

Part C      OTHER INFORMATION

Item 23.    Exhibits

            Liberty Intermediate Tax-Exempt Bond Fund (LITEBF)
            Liberty Massachusetts Intermediate Municipal Bond Fund (LMAIMBF) Liberty Connecticut Intermediate Municipal Bond Fund (LCIMBF) Liberty New Jersey Municipal Bond Fund (LNJMBF)
            Liberty New York Municipal Bond Fund (LNYMBF)
            Liberty Rhode Island Municipal Bond Fund (LRIMBF)
            Liberty Florida Municipal Bond Fund (LFMBF)
            Liberty Pennsylvania Municipal Bond Fund (LPAMBF)

            (a)(1)      Amended Agreement and Declaration of Trust (3)

            (a)(2)      Amendment No. 4 to the Agreement and Declaration of
                        Trust(4)

            (b)         Amended By-Laws(4)

            (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

            (d)(1) Management Agreement between Liberty Funds Trust V, with respect to LITEBF, and Fleet Investment Advisors, Inc.*

            (d)(2) Management Agreement between Liberty Funds Trust V, with respect to LMAIMBF, and Fleet Investment Advisors, Inc.*

            (d)(3) Management Agreement between Liberty Funds Trust V, with respect to LCIMBF, and Fleet Investment Advisors, Inc.*

            (d)(4) Management Agreement between Liberty Funds Trust V, with respect to LNJMBF, and Fleet Investment Advisors, Inc.*

            (d)(5) Management Agreement between Liberty Funds Trust V, with respect to LNYMBF, and Fleet Investment Advisors, Inc.*

            (d)(6) Management Agreement between Liberty Funds Trust V, with respect to LRIMBF, and Fleet Investment Advisors, Inc.*

            (d)(7) Management Agreement between Liberty Funds Trust V, with respect to LFMBF, and Fleet Investment Advisors, Inc.*

            (d)(8) Management Agreement between Liberty Funds Trust V, with respect to LPAMBF, and Fleet Investment Advisors, Inc.*

            (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 & 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

            (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.*

            (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

            (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.*

            (e)(5) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C,
                        Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I, (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

            (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

            (e)(7)      Shareholder Services Plan*

            (e)(8)      Class T Shares Servicing Agreement*

            (f)         Not Applicable

            (g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

            (h)(1) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc.*

            (h)(2) Shareholders' Servicing and Transfer Agent Agreement with Liberty Funds Services, Inc.*

            (h)(3)      Administration Agreement with Fleet Investment Advisors,
                        Inc.*

            (h)(4)      Agreement and Plan of Reorganization (LITEBF)*

            (h)(5)      Agreement and Plan of Reorganization (LMAIBF)*

            (h)(6)      Agreement and Plan of Reorganization (LCIMBF)*

            (h)(7)      Agreement and Plan of Reorganization (LNJMBF)*

            (h)(8)      Agreement and Plan of Reorganization (LNYMBF)*

            (h)(9)      Agreement and Plan of Reorganization (LRIMBF)*

            (h)(10)     Agreement and Plan of Reorganization (LFMBF)*

            (h)(11)     Agreement and Plan of Reorganization (LPAMBF)*

            (i)         Opinion and Consent of Counsel*

            (j)         Consent of Independent Auditors*

            (k)         Not Applicable

            (l)         Not Applicable

            (m)         Rule 12b-1 Distribution Plan*

            (n)         Not Applicable

            (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940*

            (p)(1) Code of Ethics of Colonial Management Associates, Inc., the Funds and Liberty Funds Distributor, Inc., as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

            (p)(2) Code of Ethics of Fleet Investment Advisors Inc. - filed as Exhibit (p)(2) in Part C, Item 23 of Post Effective Amendment No. 27 to the Registration Statement on Form N-1A of Galaxy Fund II (File Nos. 33-33617 and 811-06051), filed with the Commission on or about May 31, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

            Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

      Not all footnotes apply to this filing.

            (1) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on or about June 5, 1992.

            (2) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on or about May 20, 1996.

            (3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on or about May 23, 1997.

            (4) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on or about May 28, 1999.

            (5) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement filed on or about November 15, 2000.

            (6) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on or about January 24, 2001.

            *           To be filed by Amendment.


Item 24.    Persons Controlled by or Under Common Control with Registrant

            None

Item 25.    Indemnification

            See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 (c) hereto.

Item 26.    Business and Other Connections of Investment Adviser

            Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

            The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

Item 27.    Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1)                      (2)                     (3)

                         Position and Offices    Positions and
Name and Principal       with Principal          Offices with
Business Address*        Underwriter             Registrant
------------------       --------------------    -------------

Abusheery, Greg          V.P.                    None

Aldi, Andrew             V.P.                    None

Anderson, Judith         V.P.                    None

Antone, Louis E.         V.P.                    None

Ash, James               V.P.                    None

Babbitt, Debra           Sr. V.P. and            None
                         Comp. Officer

Banks, Keith             Director                President

Bartlett, John           Managing Director       None

Blakeslee, James         Sr. V.P.                None

Blumenfeld, Alexander    V.P.                    None

Bozek, James             Sr. V.P.                None

Brown, Beth              Sr. V.P.                None

Campbell, Patrick        V.P.                    None

Carinio, Angela          V.P.                    None

Claiborne, Doug          V.P.                    None

Climer, Quentin          V.P.                    None

Conley, Brook            V.P.                    None

Cook, Edward             V.P.                    None

Costello, Matthew        V.P.                    None

Couto, Scott             V.P.                    None

Davey, Cynthia           Sr. V.P.                None

Denny, Jeffrey           V.P.                    None

Desilets, Marian         V.P.                    Asst. Sec

Devaney, James           Sr. V.P.                None

DiMaio, Stephen          V.P.                    None

Downey, Christopher      V.P.                    None

Emerson, Kim P.          Sr. V.P.                None

Erickson, Cynthia G.     Sr. V.P.                None

Evans, C. Frazier        Managing Director       None

Feldman, David           Managing Director       None

Feloney, Joseph          Sr. V.P.                None

Ferullo, Jeanne          V.P.                    None

Fisher, James            V.P.                    None

Ford, David              V.P.                    None

Fragasso, Philip         Managing Director       None

Gentile, Russell         V.P.                    None

Goldberg, Matthew        Sr. V.P.                None

Grace, Anthony           V.P.                    None

Gubala, Jeffrey          V.P.                    None

Guenard, Brian           V.P.                    None

Hartnett, Kelly          V.P.                    None

Helwig, Kevin            V.P.                    None

Hodgkins, Joseph         Sr. V.P.                None

Hussey, Robert           Managing Director       None

Iudice, Jr., Philip      Treasurer and CFO       None

Jackson, Lyman           V.P.                    None

Jarstfer, Marlys         V.P.                    None

Johnston, Kenneth        V.P.                    None

Jones, Cynthia           V.P.                    None

Kelley, Terry M.         V.P.                    None

Lewis, Blair             V.P.                    None

Loewenberg, Jean         Clerk                   Secretary

Lynch, Andrew            Managing Director       None

Lynn, Jerry              V.P.                    None

Marcelonis, Sheila       V.P.                    None

Marsh, Curtis            Sr. V.P.                None

Martin, Peter            Sr. V.P.                None

McCombs, Gregory         Sr. V.P.                None

Menchin, Catherine       Sr. V.P.                None

Miller, Anthony          V.P.                    None

Moberly, Ann R.          Sr. V.P.                None

Morse, Jonathan          V.P.                    None

Nickodemus, Paul         V.P.                    None

O'Shea, Kevin            Managing Director       None

Palombo, Joseph R.       Director and Chief      Trustee and
                         Operating Officer       Chairman of the Board

Piken, Keith             Sr. V.P.                None

Ratto, Gregory           V.P.                    None

Reed, Christopher B.     Sr. V.P.                None

Ross, Gary               Sr. V.P.                None

Santosuosso, Louise      Sr. V.P.                None

Schug, Derek             V.P.                    None

Schulman, David          Sr. V.P.                None

Scully-Power, Adam       V.P.                    None

Sellers, Gregory         V.P.                    None

Shea, Terence            V.P.                    None

Sideropoulos, Lou        Sr. V.P.                None

Sinatra, Peter           V.P.                    None

Smith, Darren            V.P.                    None

Soares, Jeffrey          V.P.                    None

Soester, Trisha          V.P.                    None

Sprieck, Susan           V.P.                    None

Studer, Eric             V.P.                    None

Sullivan, Paul           V.P.                    None

Sweeney, Maureen         V.P.                    None

Tambone, James           CEO; Co-President;      None
                         Director

Tasiopoulos, Lou         Co-President;           None
                         Director

Torrisi, Susan           V.P.                    None

Tufts, Peter             V.P.                    None

Wagner, Rebecca          V.P.                    None

Waldron, Thomas          V.P.                    None

Warfield, James          V.P.                    None

Wess, Valerie            Sr. V.P.                None

White, John              V.P.                    None

Yates, Susan             V.P.                    None

Young, Deborah           Sr. V.P.                None

----------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.    Location of Accounts and Records

            Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for the custodian is 270 Park Avenue, New York, NY 10017-2070.

Item 29.    Management Services

            See Item 5 as discussed in Part A and Item 16 as discussed in Part
            B.

Item 30.    Undertakings

            Not Applicable

                                  ************

                                     NOTICE

      A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust V (Trust) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this amendment to the Trust's Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust V, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 25th day of October, 2002.

                                      LIBERTY FUNDS TRUST V



                                      By: /s/ KEITH T. BANKS
                                         ----------------------------------
                                              Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                   DATE
----------                    -----                   ----

/s/ KEITH T. BANKS            President (chief        October 25, 2002
------------------            executive officer)
Keith T. Banks


/s/ J. KEVIN CONNAUGHTON      Treasurer (principal    October 25, 2002
------------------------      financial officer)
J. Kevin Connaughton


/s/ VICKI BENJAMIN            Controller and Chief    October 25, 2002
------------------            Accounting Officer
Vicki Benjamim                (principal accounting
                              officer)

DOUGLAS A. HACKER*        Trustee
------------------
Douglas A. Hacker


JANET LANGFORD KELLY*
---------------------
Janet Langford Kelly      Trustee


RICHARD W. LOWRY*
-----------------
Richard W. Lowry          Trustee
                                                  */s/ RUSSELL L. KANE
                                                  --------------------
SALVATORE MACERA*         Trustee                  Russell L. Kane
-----------------                                  Attorney-in-fact
Salvatore Macera                                   For each Trustee
                                                   October 25, 2002

WILLIAM E. MAYER*         Trustee
-----------------
William E. Mayer


DR. CHARLES R. NELSON*    Trustee
----------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*        Trustee
------------------
John J. Neuhauser


THOMAS E. STITZEL*        Trustee
------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*       Trustee
-------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*        Trustee
------------------
Anne-Lee Verville